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THE HARTFORD

May 1, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

Attention: Division of Investment Management

RE:                            See Exhibit A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.                                                   The Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant’s most recent post-effective amendment; and

2.                                                   The text of the Registrant’s most recent post-effective amendment was filed electronically with the Securities and Exchange Commission on April 23, 2012.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 843-3991

Very truly yours,

/s/ Lynn Higgins

Lynn Higgins
Senior Legal Specialist

Exhibit A

HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN (Registrant):

333-72042                                            HV-3574 - PremierSolutions Standard

333-72042                                            HV-5244 - PremierSolutions Standard (Series II)

333-72042                                            HV-5795 - PremierSolutions Standard (Series A)

333-72042                                            HV-6779 - PremierSolutions Standard (Series A-II)

333-72042                                            HV-5776 - PremierSolutions Cornerstone

333-72042                                            HV-6775 - PremierSolutions Cornerstone (Series II)

333-72042                                            HV-3572 - PremierSolutions State of Connecticut

333-72042                                            HV-3573 - PremierSolutions Chicago Public Schools

333-72042                                            HV-7969 - State of Iowa Retirement Investors Club 403(b)

333-72042                                            HV-4899 - PremierSolutions New Jersey Institutions of Higher Education

333-145655                                      HV-3739 - Group Variable Annuity Contracts

333-151805                                      HV-6776 - Premier Innovations(SM)

333-151805                                      HV-6778 - Premier Innovations(SM) (Series II)

333-151805                                      HV-6777 - Hartford 403(b) Cornerstone Innovations(SM)